Summary of Significant Accounting Policies (Details 1) - Share options	May 09, 2022 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	1.29%
Expected term (years)	2 years
Expected volatility	15.86%
Exercise price | $ / shares	$ 0
Dividend yield	0.00%
Expected stock price at De-SPAC | shares	8.66